INCOME TAXES - Federal Income Tax (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Federal income tax (expense) benefit attributable to:
Current operations	$ 222,000	$ 36,000	$ (73,000)	$ 155,000
Valuation allowance	(222,000)	(36,000)	73,000	(155,000)
Net provision for federal income tax	$ 0	$ 0	$ 0	$ 0